Related Party Transaction	12 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related Party Transaction

Note 6 – Related Party Transaction

Other payables - related parties

During the years ended June 30, 2022, 2021 and 2020, the Company has an office rental agreement with Ace United International Limited, which is a company wholly owned by the Company’s Founder and CEO. The Company has paid a monthly rent of $4,103 and the terms of the agreement are renewed on an annual basis. The rental payment is expensed as incurred. During the year ended June 30, 2022 and 2021, the rental expenses were $24,615 and $49,230, respectively. The balance due to Ace United International Limited was nil and $49,231 as of June 30, 2022 and 2021.

During the years ended June 30, 2022 and 2021, other payables - related parties represent reimbursement from a related party and the Company’s executive management, Mr. Chung, Mr. Au and Mr. Lee for out-of-pocket expenses incurred for business purposes. The balance due to Mr. Chung, Mr. Au and Mr. Lee was nil, $2,994 and $2,094 respectively as of June 30, 2022 and $28,806, $4,775 and nil respectively as of June 30, 2021.

During the years ended June 30, 2022 and 2021, the expenses paid for TCM formulae and materials for product development to Regeneration Company Limited, a related company, were $0.3 million and nil, respectively. The balance due to Regeneration Company Limited, a related company, was $10,561 and nil respectively as of June 30, 2022 and 2021.

Convertible note payable – related party

On February 2, 2021, a loan extension agreement was entered by Mr. Yat-Gai Au and Regencell Bioscience Limited, pursuant to which Mr. Yat-Gai Au agreed to provide up to $3 million in the form of loans or to make payments on behalf of the Company during the period from January 1, 2021 to June 30, 2022 to support its operations and research activities for the period from January 1, 2021 through June 30, 2022 and to further extend the maturity date of the existing loans from June 30, 2021 to December 31, 2022.

On March 18, 2021, a supplemental loan agreement was entered by and between Regencell Bioscience Limited and Mr. Yat-Gai Au, pursuant to which Mr. Yat-Gai Au will convert the amount of his $3.25 million of the outstanding shareholder loans upon the receipt of a convertible promissory note (the “Note”) issued by the Company in the principal amount of $3,250,000. On July 20, 2021, the note was automatically converted to 342,105 Ordinary Shares at a price of $9.50 per share. The remaining balance of $431,969 was settled with IPO proceeds in August 2021.

As of June 30, 2022, and 2021, the Company has outstanding Shareholder Loans amounting to approximately nil and $3.68 million, respectively, from the Founder and CEO. The amounts borrowed were non-interest bearing and due on-demand.